Form N-1A Cover	Feb. 27, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)
Entity Central Index Key	0000826644
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 27, 2025
Prospectus Date	Feb. 28, 2025